UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22057

Cohen & Steers Global Income Builder, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK 112.8%
AUSTRALIA 1.4%
FINANCIAL—BANKS 0.4%
Australia and New Zealand Banking Group Ltd.(a)	39,961	$1,081,825

MARINE PORTS 0.3%
Asciano Ltd.	151,743	803,794

MATERIALS—METALS & MINING 0.3%
BHP Billiton Ltd.(a)	29,287	868,503

REAL ESTATE—INDUSTRIALS 0.4%
Goodman Group	248,639	1,125,488
TOTAL AUSTRALIA		3,879,610

AUSTRIA 0.4%
AIRPORTS
Flughafen Wien AG	14,726	1,229,625

BELGIUM 1.0%
CONSUMER STAPLES
Anheuser-Busch InBev NV(a)	25,100	2,793,630

BERMUDA 0.2%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(b)	60,032	699,973

BRAZIL 0.3%
ELECTRIC—INTEGRATED ELECTRIC
Light SA	83,461	705,127

CANADA 4.6%
ENERGY—OIL & GAS 1.0%
Kodiak Oil & Gas Corp. (USD)(b),(c)	206,400	2,800,848

FINANCIAL—BANKS 0.4%
Toronto-Dominion Bank (USD)	25,700	1,269,323

MATERIALS—CHEMICALS 0.7%
Potash Corp. of Saskatchewan	54,300	1,880,221

PIPELINES—C-CORP 2.0%
AltaGas Ltd.	23,078	974,471
Enbridge	41,562	1,989,499
Inter Pipeline Ltd.	26,059	845,792
TransCanada Corp.	36,903	1,900,589
		5,710,351

RAILWAYS 0.5%
Canadian National Railway Co.	20,100	1,426,984

	Number of Shares	Value
TOTAL CANADA		$13,087,727

CHINA 0.5%
GAS DISTRIBUTION
Towngas China Co., Ltd. (Cayman Islands) (HKD)	1,210,000	1,298,068

FRANCE 4.2%
CONSUMER STAPLES 0.6%
Danone SA(a)	25,700	1,720,401

CONSUMER—CYCLICAL—DIVERSIFIED 0.4%
LVMH Moet Hennessy Louis Vuitton SA(a)	7,400	1,202,904
ENERGY—OIL & GAS 0.4%
Total SA(a)	19,281	1,252,955

FINANCIAL—BANKS 0.9%
BNP Paribas(a)	36,900	2,447,777

INDUSTRIALS—AEROSPACE & DEFENSE 0.6%
Airbus Group NV	25,500	1,604,592

MATERIALS—CONSTRUCTION MATERIALS 0.4%
Lafarge SA(a)	13,600	979,460

REAL ESTATE—DIVERSIFIED 0.4%
Gecina SA	8,528	1,117,522

TOLL ROADS 0.5%
Groupe Eurotunnel SA(a)	123,021	1,502,852
TOTAL FRANCE		11,828,463

GERMANY 4.0%
AUTOMOTIVE 0.8%
Bayerische Motoren Werke AG(a)	19,900	2,136,952

FINANCIAL 2.1%
BANKS 0.8%
Deutsche Bank AG(a)	68,100	2,389,032

INSURANCE 1.3%
Allianz SE(a)	22,300	3,615,109
TOTAL FINANCIAL		6,004,141

INDUSTRIALS —ELECTRICAL EQUIPMENT 0.4%
Siemens AG	9,800	1,168,102

TECHNOLOGY—SOFTWARE 0.7%
SAP AG(a)	26,300	1,896,761
TOTAL GERMANY		11,205,956

	Number of Shares	Value
HONG KONG 3.3%
ENERGY—OIL & GAS 0.3%
CNOOC Ltd.(a)	424,000	$726,247

FINANCIAL—INVESTMENT BANKERS/BROKERS 0.3%
Hong Kong Exchanges and Clearing Ltd.(a)	39,000	840,287

HOTEL 0.5%
Wynn Macau Ltd.	470,000	1,495,071

INDUSTRIALS—DIVERSIFIED 0.8%
Hutchison Whampoa Ltd.(a)	185,400	2,244,422

REAL ESTATE 1.2%
DIVERSIFIED 0.4%
Kerry Properties Ltd.	328,500	1,099,957
Sun Hung Kai Properties Ltd.	404	5,728
		1,105,685

OFFICE 0.2%
Hongkong Land Holdings Ltd. (USD)	85,598	582,067

RETAIL 0.6%
Link REIT	282,000	1,627,024
TOTAL REAL ESTATE		3,314,776

TELECOMMUNICATION SERVICES 0.2%
China Mobile Ltd.(a)	56,500	652,327
TOTAL HONG KONG		9,273,130

IRELAND 2.2%
HEALTH CARE—PHARMACEUTICALS
Actavis PLC (USD)(b),(c)	20,300	4,897,984
Perrigo Co. PLC (USD)	9,400	1,411,786
TOTAL IRELAND		6,309,770

ITALY 1.1%
COMMUNICATIONS—TOWERS 0.3%
Ei Towers S.p.A.(b)	14,554	772,246

ENERGY—OIL & GAS 0.8%
Eni S.p.A.(a)	99,400	2,369,076
TOTAL ITALY		3,141,322

JAPAN 10.2%
AUTOMOTIVE 0.4%
Toyota Motor Corp.(a)	22,000	1,296,430

	Number of Shares	Value
CONSUMER DISCRETIONARY—MEDIA 0.7%
CyberAgent(a)	54,000	$1,895,601

FINANCIAL 1.4%
DIVERSIFIED FINANCIAL SERVICES 1.0%
Mitsubishi UFJ Financial Group	167,000	944,367
ORIX Corp.(a)	140,500	1,938,240
		2,882,607

INSURANCE 0.4%
NKSJ Holdings(a)	46,250	1,122,145
TOTAL FINANCIAL		4,004,752

GAS DISTRIBUTION 0.3%
Osaka Gas Co., Ltd.	216,000	867,939

HEALTH CARE—PHARMACEUTICALS 0.7%
Astellas Pharma(a)	126,700	1,886,493

INDUSTRIALS 2.6%
COMMERCIAL SERVICES & SUPPLIES 0.8%
Secom Co., Ltd.(a)	41,700	2,483,940

ELECTRICAL EQUIPMENT 1.8%
Fanuc Ltd.(a)	13,600	2,456,494
Murata Manufacturing Co., Ltd.(a)	22,800	2,592,350
		5,048,844
TOTAL INDUSTRIALS		7,532,784

MATERIALS—METALS & MINING 0.4%
JFE Holdings	65,500	1,307,014

RAILWAYS 0.4%
West Japan Railway Co.	25,500	1,141,484

REAL ESTATE 1.5%
DIVERSIFIED 0.4%
Mitsui Fudosan Co., Ltd.	38,000	1,163,993

INDUSTRIALS 0.7%
Hulic Co., Ltd.	187,500	1,983,132

RETAIL 0.4%
AEON Mall Co., Ltd.	53,600	1,022,884
TOTAL REAL ESTATE		4,170,009

	Number of Shares	Value
TECHNOLOGY 1.2%
ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
Kyocera Corp.(a)	26,900	$1,253,575
Sony Corp.(a)	40,500	735,222
		1,988,797

OFFICE ELECTRONICS 0.5%
Canon(a)	40,900	1,331,511
TOTAL TECHNOLOGY		3,320,308

TELECOMMUNICATION SERVICES 0.6%
KDDI Corp.(a)	26,600	1,599,032
TOTAL JAPAN		29,021,846

JERSEY 0.6%
CONSUMER DISCRETIONARY—MEDIA
WPP PLC (GBP)(a)	85,500	1,718,743

MEXICO 1.0%
AIRPORTS 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, ADR(c)	17,351	1,170,151

CONSUMER—NON-CYCLICAL—RETAIL 0.4%
Wal-Mart de Mexico SA de CV	410,600	1,033,341

TELECOMMUNICATION SERVICES 0.2%
America Movil SAB de CV	573,400	722,807
TOTAL MEXICO		2,926,299

NETHERLANDS 0.4%
REAL ESTATE—RETAIL
Wereldhave NV	13,743	1,131,748

NORWAY 0.4%
REAL ESTATE—OFFICE
Norwegian Property ASA(b)	779,163	1,165,455

SINGAPORE 2.5%
REAL ESTATE—DIVERSIFIED 0.3%
City Developments Ltd.	137,000	1,033,111

TECHNOLOGY—SEMICONDUCTORS 2.2%
Avago Technologies Ltd. (USD)(c)	70,687	6,149,769
TOTAL SINGAPORE		7,182,880

	Number of Shares	Value
SOUTH KOREA 0.4%
TECHNOLOGY—SEMICONDUCTORS
Samsung Electronics Co., Ltd. GDR, 144A(d)	2,000	$1,121,000

SPAIN 1.4%
FINANCIAL—BANKS 0.5%
Banco Santander Central Hispano SA	135,474	1,302,322

GAS DISTRIBUTION 0.3%
Enagas SA	27,409	883,822

TELECOMMUNICATION SERVICES 0.2%
Telefonica SA(a)	38,500	595,929

TOLL ROADS 0.4%
Ferrovial SA	65,641	1,273,051
TOTAL SPAIN		4,055,124

SWITZERLAND 4.3%
AIRPORTS 0.4%
Flughafen Zuerich AG(a)	1,780	1,117,744

CONSUMER—NON-CYCLICAL—FOOD 0.8%
Nestle SA(a)	33,020	2,429,721

FINANCIAL 1.3%
BANKS 0.4%
Credit Suisse Group AG(a)	37,073	1,027,886

INSURANCE 0.9%
Zurich Insurance Group AG(a)	8,600	2,565,497
TOTAL FINANCIAL		3,593,383

HEALTH CARE—PHARMACEUTICALS 1.4%
Novartis AG(a)	42,300	3,994,286

INDUSTRIALS—ELECTRICAL COMPONENT & EQUIPMENT 0.4%
TE Connectivity Ltd. (USD)	21,364	1,181,216
TOTAL SWITZERLAND		12,316,350

UNITED KINGDOM 8.5%
COMMUNICATIONS—SATELLITES 0.3%
Inmarsat PLC	77,698	882,980

CONSUMER STAPLES—BEVERAGE 0.6%
Diageo PLC(a)	54,700	1,582,883

CONSUMER—CYCLICAL—RETAIL 0.9%
Next PLC(a)	23,600	2,527,016

	Number of Shares	Value
CONSUMER—NON-CYCLICAL—HOUSEHOLD PRODUCTS 0.9%
Reckitt Benckiser Group PLC(a)	29,000	$2,515,215

ELECTRIC—REGULATED ELECTRIC 0.3%
National Grid PLC(a)	61,444	884,536

ENERGY 1.6%
OIL & GAS 0.9%
BP PLC(a)	341,900	2,513,343

OIL & GAS EQUIPMENT & SERVICES 0.7%
Ensco PLC, Class A (USD)(a)	47,100	1,945,701
TOTAL ENERGY		4,459,044

FINANCIAL—BANKS 1.6%
Barclays PLC(a)	596,700	2,200,216
HSBC Holdings PLC(a)	240,166	2,437,690
		4,637,906

HEALTH CARE—PHARMACEUTICALS 1.2%
GlaxoSmithKline PLC(a)	146,800	3,362,726

INSURANCE—LIFE/HEALTH INSURANCE 0.4%
St. James’s Place PLC	91,436	1,082,090

REAL ESTATE 0.3%
RETAIL 0.1%
Hammerson PLC	45,560	424,323

SELF STORAGE 0.2%
Big Yellow Group PLC	67,896	572,362
TOTAL REAL ESTATE		996,685

WATER 0.4%
Pennon Group PLC	94,154	1,207,365
TOTAL UNITED KINGDOM		24,138,446

UNITED STATES 59.9%
AUTOMOTIVE 0.2%
Ford Motor Co.(a)	38,200	564,978

COMMUNICATIONS—TOWERS 1.6%
American Tower Corp.(c)	24,973	2,338,222
Crown Castle International Corp.	18,387	1,480,705
SBA Communications Corp., Class A(b)	7,364	816,668
		4,635,595

	Number of Shares	Value
CONSUMER DISCRETIONARY—HOTELS, RESTAURANTS & LEISURE 0.8%
Las Vegas Sands Corp.(c)	34,500	$2,146,245

CONSUMER—CYCLICAL 3.7%
APPAREL 1.5%
Hanesbrands	14,400	1,547,136
VF Corp.	41,100	2,713,833
		4,260,969

AUTOMOBILES 0.4%
Harley-Davidson(c)	18,700	1,088,340

MEDIA 0.9%
The Walt Disney Co.(a)	28,500	2,537,355

RESTAURANT 0.7%
Starbucks Corp.(a)	26,300	1,984,598

RETAIL 0.2%
Ross Stores(a)	8,600	649,988
TOTAL CONSUMER—CYCLICAL		10,521,250

CONSUMER—NON-CYCLICAL 3.7%
FOOD PRODUCTS 2.8%
General Mills	24,700	1,246,115
The Kroger Co.(c)	25,600	1,331,200
Tyson Foods, Class A(a)	133,300	5,248,021
		7,825,336

RETAIL 0.9%
CVS Caremark Corp.(a)	32,400	2,578,716
TOTAL CONSUMER—NON-CYCLICAL		10,404,052

ELECTRIC—REGULATED ELECTRIC 0.3%
CMS Energy Corp.(a)	29,524	875,682

ENERGY 6.7%
OIL & GAS 6.0%
Anadarko Petroleum Corp.(a)	23,637	2,397,737
Devon Energy Corp.(a),(c)	52,500	3,579,450
EOG Resources(a)	38,700	3,832,074
Exxon Mobil Corp.(a),(c)	76,947	7,236,866
		17,046,127

	Number of Shares	Value
OIL & GAS SERVICES 0.7%
Baker Hughes(c)	29,571	$1,923,889
TOTAL ENERGY		18,970,016

FINANCIAL 9.4%
BANKS 2.6%
Bank of America Corp.(a)	212,300	3,619,715
Comerica(a)	24,800	1,236,528
Wells Fargo & Co.(a)	49,087	2,546,143
		7,402,386

CREDIT CARD 0.5%
American Express Co.(a)	14,700	1,286,838

DIVERSIFIED FINANCIAL SERVICES 5.2%
Ameriprise Financial(a)	23,000	2,837,740
BlackRock(c)	8,323	2,732,607
Capital One Financial Corp.(c)	16,600	1,354,892
Citigroup(a)	58,011	3,006,130
JPMorgan Chase & Co.(a)	57,394	3,457,415
Morgan Stanley	40,700	1,406,999
		14,795,783

INSURANCE 1.1%
American International Group(a)	34,076	1,840,785
Prudential Financial(a)	13,700	1,204,778
		3,045,563
TOTAL FINANCIAL		26,530,570

GAS DISTRIBUTION 0.7%
Sempra Energy(a),(c)	19,067	2,009,281

HEALTH CARE 5.5%
BIOTECHNOLOGY 1.5%
Amgen(a)	10,700	1,502,922
Gilead Sciences(b)	25,600	2,725,120
		4,228,042

HEALTH CARE EQUIPMENT & SUPPLIES 1.1%
Zimmer Holdings(a),(c)	31,600	3,177,380

HEALTH CARE PROVIDERS & SERVICES 1.5%
Cigna Corp.(c)	34,640	3,141,502

	Number of Shares	Value
Universal Health Services, Class B(a)	11,800	$1,233,100
		4,374,602

HEALTHCARE PRODUCTS 0.5%
Thermo Fisher Scientific(a)	11,019	1,341,012

PHARMACEUTICALS 0.9%
Pfizer(a)	88,584	2,619,429
TOTAL HEALTH CARE		15,740,465

INDUSTRIALS 4.8%
AEROSPACE & DEFENSE 1.9%
L-3 Communications Holdings(c)	23,400	2,782,728
Triumph Group(c)	39,434	2,565,182
		5,347,910

AUTO MANUFACTURERS 0.5%
PACCAR	23,500	1,336,562

DIVERSIFIED MANUFACTURING 0.8%
General Electric Co.(a)	46,330	1,186,975
WW Grainger(c)	4,400	1,107,260
		2,294,235

MACHINERY 0.4%
SPX Corp.(c)	12,064	1,133,171

ROAD & RAIL 1.2%
CSX Corp.(c)	106,600	3,417,596
TOTAL INDUSTRIALS		13,529,474

MATERIALS—CHEMICALS 2.5%
Eastman Chemical Co.(c)	33,600	2,717,904
Ecolab	11,800	1,354,994
Monsanto Co.(a)	27,400	3,082,774
		7,155,672

PIPELINES 3.6%
PIPELINES—C-CORP 1.6%
Plains GP Holdings LP, Class A	28,777	882,015
SemGroup Corp., Class A(c)	22,002	1,832,106
Williams Cos. (The)	33,897	1,876,199
		4,590,320

	Number of Shares	Value
PIPELINES—MLP 2.0%
Energy Transfer Equity LP	23,215	$1,432,133
EQT Midstream Partners LP(c)	13,317	1,193,337
Kinder Morgan Management LLC(b)	8,734	822,306
NGL Energy Partners LP	20,058	789,684
Summit Midstream Partners LP	14,835	754,508
VTTI Energy Partners LP (Marshall Islands)(b)	30,021	752,326
		5,744,294
TOTAL PIPELINES		10,334,614

REAL ESTATE 4.3%
DIVERSIFIED 0.9%
Forest City Enterprises, Class A(a),(b)	89,756	1,755,627
New York REIT	70,207	721,728
		2,477,355

HOTEL 0.3%
Strategic Hotels & Resorts(b)	80,751	940,749

INDUSTRIALS 0.7%
First Industrial Realty Trust	48,499	820,118
Prologis(c)	28,368	1,069,474
		1,889,592

OFFICE 0.7%
Corporate Office Properties Trust	16,657	428,418
Kilroy Realty Corp.	13,777	818,905
Parkway Properties	37,194	698,503
		1,945,826

RESIDENTIAL—APARTMENT 0.2%
American Homes 4 Rent, Class A	42,173	712,302

SELF STORAGE 0.5%
CubeSmart	48,535	872,660
Extra Space Storage	11,997	618,685
		1,491,345

SHOPPING CENTERS 1.0%
COMMUNITY CENTER 0.4%
Retail Properties of America, Class A(c)	74,733	1,093,344

REGIONAL MALL 0.6%
Glimcher Realty Trust(c)	121,250	1,641,725

	Number of Shares	Value
TOTAL SHOPPING CENTERS		$2,735,069
TOTAL REAL ESTATE		12,192,238

SHIPPING 0.8%
Teekay Corp. (Marshall Islands)	32,354	2,147,011

TECHNOLOGY 11.3%
COMPUTERS 2.1%
Apple(a),(c)	19,800	1,994,850
Hewlett-Packard Co.(a)	112,500	3,990,375
		5,985,225

COMPUTERS & PERIPHERALS 2.7%
EMC Corp.	50,969	1,491,353
F5 Networks(a),(b),(c)	35,800	4,250,892
Western Digital Corp.(c)	20,400	1,985,328
		7,727,573

INTERNET SERVICE PROVIDER 1.5%
Google, Class A(a),(b),(c)	4,600	2,706,686
Yahoo!(b),(c)	37,500	1,528,125
		4,234,811

SEMICONDUCTORS 2.6%
SanDisk Corp.(c)	20,553	2,013,166
Skyworks Solutions	47,000	2,728,350
Xilinx(a)	62,500	2,646,875
		7,388,391

SOFTWARE 2.4%
Citrix Systems(a),(b)	45,900	3,274,506
Microsoft Corp.(a)	75,900	3,518,724
		6,793,230
TOTAL TECHNOLOGY		32,129,230
TOTAL UNITED STATES		169,886,373
TOTAL COMMON STOCK (Identified cost—$267,782,889)		320,116,665

CLOSED-END FUNDS—UNITED STATES 5.7%
COVERED CALL 1.4%
BlackRock Enhanced Capital and Income Fund	24,357	361,702
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	67,954	1,007,758

	Number of Shares	Value
Eaton Vance Tax-Managed Diversified Equity Income Fund	89,120	$1,016,859
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund(a)	43,393	527,225
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	101,072	1,013,752
		3,927,296

ENERGY/ RESOURCES 0.1%
Market Vectors Oil Service ETF	6,280	311,551

EQUITY TAX—ADVANTAGED 1.1%
Eaton Vance Tax-Advantaged Dividend Income Fund(c)	52,622	1,062,438
Eaton Vance Tax-Advantaged Global Dividend Income Fund	23,789	404,889
Gabelli Dividend & Income Trust(a)	47,322	1,007,958
John Hancock Tax-Advantaged Dividend Income Fund	36,580	753,914
		3,229,199

GLOBAL HYBRID (GROWTH & INCOME) 0.1%
Clough Global Opportunities Fund	22,196	264,798

INVESTMENT GRADE 0.1%
PIMCO Corporate and Income Opportunity Fund	18,515	315,866

MASTER LIMITED PARTNERSHIPS 1.0%
First Trust Energy Income and Growth Fund	21,229	780,803
First Trust MLP and Energy Income Fund	13,738	293,581
Kayne Anderson Energy Total Return Fund	13,990	446,421
Kayne Anderson Midstream/Energy Fund	6,900	276,621
Kayne Anderson MLP Investment Company	16,974	693,218
Nuveen Energy MLP Total Return Fund(c)	16,376	362,073
		2,852,717

MULTI-SECTOR 1.0%
AllianzGI Convertible & Income Fund	38,546	368,114
PIMCO Dynamic Credit Income Fund(c)	25,354	569,705
PIMCO Dynamic Income Fund(c)	20,219	638,112
PIMCO Income Opportunity Fund(a)	22,400	618,016
PIMCO Income Strategy Fund II(c)	45,557	479,715
		2,673,662

MUNICIPAL 0.1%
PIMCO Municipal Income Fund II	24,625	286,881

	Number of Shares	Value
PREFERRED 0.3%
Nuveen Preferred Income Opportunities Fund(c)	76,428	$703,138
REAL ESTATE 0.3%
Alpine Global Premier Properties Fund	43,773	300,720
CBRE Clarion Global Real Estate Income Fund	33,054	276,993
Nuveen Real Estate Income Fund	33,283	349,804
		927,517

U.S. GENERAL EQUITY 0.2%
Consumer Discretionary Select Sector SPDR Fund	4,161	277,497
SPDR S&P 500 ETF Trust	2,004	394,828
		672,325
TOTAL CLOSED-END FUNDS (Identified cost—$15,136,213)		16,164,950

PREFERRED SECURITIES—$25 PAR VALUE 2.4%
UNITED KINGDOM 1.0%
BANKS—FOREIGN
Barclays Bank PLC, 7.10%, Series III (USD)	40,000	1,029,600
National Westminster Bank PLC, 7.76%, Series C (USD)	40,000	1,035,200
RBS Capital Funding Trust VII, 6.08%, Series G (USD)	40,000	955,600
		3,020,400

UNITED STATES 1.4%
BANKS 0.4%
Regions Financial Corp., 6.375%, Series B	41,612	1,056,113
INDUSTRIALS—CHEMICALS 0.4%
CHS, 7.10%, Series II	40,000	1,064,000
REAL ESTATE—DIVERSIFIED 0.6%
American Realty Capital Properties, 6.70%, Series F	45,000	1,040,400
Colony Financial, 8.50%, Series A(a)	28,000	754,320
		1,794,720
TOTAL UNITED STATES		3,914,833
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$6,578,485)		6,935,233

PREFERRED SECURITIES—CAPITAL SECURITIES 2.3%
BRAZIL 0.4%
BANKS—FOREIGN
Banco do Brasil SA/Cayman, 9.00%, 144A (USD)(d)	1,030,000	1,004,353

	Number of Shares	Value
IRELAND 0.1%
BANKS—FOREIGN
Baggot Securities Ltd., 10.24%, 144A (EUR)(d)	300,000	$402,597

SPAIN 0.4%
BANKS—FOREIGN
Banco Bilbao Vizcaya Argentaria SA, 9.00% (USD)	1,000,000	1,065,000

SWITZERLAND 0.9%
BANKS—FOREIGN 0.4%
Credit Suisse Group AG, 7.50%, 144A (USD)(d)	1,177,000	1,238,793

INSURANCE—REINSURANCE—FOREIGN 0.5%
Aquarius + Investments PLC, 8.25% (USD)	1,310,000	1,447,877
TOTAL SWITZERLAND		2,686,670

UNITED STATES 0.5%
BANKS
Bank of America Corp., 6.25%, Series X	928,000	926,550
JPMorgan Chase & Co., 6.10%, Series X	450,000	446,847
TOTAL UNITED STATES		1,373,397
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$6,372,374)		6,532,017

	Principal Amount
CORPORATE BOND —UNITED STATES 0.6%
INSURANCE—PROPERTY CASUALTY
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(d)	$1,500,000	1,783,201
TOTAL CORPORATE BONDS (Identified cost—$1,342,541)		1,783,201

	Number of Contracts
PURCHASED CALL OPTIONS—UNITED STATES 0.1%
S&P 500 Index, USD Strike Price 2,015, expires 10/18/14	200	84,600
S&P 500 Index, USD Strike Price 2,020, expires 10/18/14	200	71,000
TOTAL PURCHASED CALL OPTIONS (Identified cost—$183,215)		155,600

		Number of Shares	Value
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(e)		800,000	$800,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$800,000)			800,000
TOTAL INVESTMENTS (Identified cost—$298,195,717)	124.2%		352,487,666
WRITTEN CALL OPTIONS	(0.1)		(398,338)
LIABILITIES IN EXCESS OF OTHER ASSETS	(24.1)		(68,229,337)
NET ASSETS (Equivalent to $12.31 per share based on 23,067,626 shares of common stock outstanding)	100.0%		$283,859,991

	Number of Contracts
WRITTEN CALL OPTIONS —UNITED STATES (0.1)%
S&P 500 Index, USD Strike Price 2,015, expires 10/18/14	606	(256,338)
S&P 500 Index, USD Strike Price 2,020, expires 10/18/14	400	(142,000)
TOTAL WRITTEN CALL OPTIONS (Premiums received—$1,643,182)		$(398,338)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GBP	Great British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MLP	Master Limited Partnership
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $139,623,870 in aggregate has been pledged as collateral.
(b)	Non-income producing security.
(c)	All or a portion of the security is pledged in connection with written option contracts: $46,941,717 in aggregate has been pledged as collateral.
(d)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 2.0% of the net assets of the Fund, of which 0.0% are illiquid.
(e)	Rate quoted represents the annualized seven-day yield of the Fund.

Sector Summary	% of Managed Assets
Financial (Common)	14.6
Technology (Common)	12.6
Health Care (Common)	8.9
Energy (Common)	8.7
Industrials (Common)	7.7
Real Estate (Common)	7.6
Consumer—Non-Cyclical (Common)	4.7
Closed-End Funds	4.6
Consumer—Cyclical (Common)	4.0
Materials (Common)	3.5
Pipelines (Common)	4.5
Banks—Foreign (Preferred)	1.9
Communications (Common)	1.8
Consumer Staples (Common)	1.7
Consumer Discretionary (Common)	1.6
Gas Distribution (Common)	1.4
Automotive (Common)	1.1
Telecommunication Services (Common)	1.0
Airports (Common)	1.0
Toll Roads (Common)	0.8
Railways (Common)	0.7
Electric (Common)	0.7
Banks (Preferred)	0.7
Shipping (Common)	0.6
Other	0.6
Real Estate (Preferred)	0.5
Insurance (Corporate Bonds)	0.5
Hotel (Common)	0.4
Insurance (Preferred)	0.4
Water (Common)	0.4
Insurance (Common)	0.3
Industrials(Preferred)	0.3
Marine Ports (Common)	0.2
100.0

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$320,116,665	$320,116,665	$—	$—
Closed-End Funds	16,164,950	16,164,950	—	—
Preferred Securities - $25 Par Value	6,935,233	6,935,233	—	—
Preferred Securities - Capital Securities	6,532,017	—	6,532,017	—
Corporate Bonds	1,783,201	—	1,783,201	—
Purchased Call Options	155,600	155,600	—	—
Money Market Funds	800,000	—	800,000	—
Total Investments(a)	$352,487,666	$343,372,448	$9,115,218	$—
Written Call Options	$(398,338)	$(398,338)	$—	$—
Total Depreciation in Other Financial Instruments(a)	$(398,338)	$(398,338)	$—	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Derivative Instruments

Options:  The Fund writes call options on an index and may write put options on an index and put and covered call options on securities with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks

Cohen & Steers Global Income Builder, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

The Fund may purchase call or put options. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed.

Transactions in written options during the nine months ended September 30, 2014 were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	1,305	$1,988,088
Options written	12,576	27,983,897
Options expired	(1,782)	(3,121,060)
Options terminated in closing transactions	(5,954)	(14,003,050)
Options exercised	(5,139)	(11,204,693)
Options outstanding at September 30, 2014	1,006	$1,643,182

Note 3.   Income Tax Information

As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$298,195,717
Gross unrealized appreciation	$60,927,770
Gross unrealized depreciation	(6,635,821)
Net unrealized appreciation	$54,291,949

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INCOME BUILDER, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2014